Note 23 - Employee Benefits - Plan Assets Components (Details)	Dec. 31, 2019	Dec. 31, 2018
Plan assets, government bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	50.00%	50.00%
Plan assets percentage, unrated	50.00%	50.00%
Plan assets percentage	50.00%	50.00%
Plan assets, corporate bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	7.00%	7.00%
Plan assets percentage, unrated	7.00%	7.00%
Plan assets percentage	7.00%	7.00%
Plan assets, equity instruments [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	13.00%	13.00%
Plan assets percentage, unrated	13.00%	14.00%
Plan assets percentage	13.00%	14.00%
Plan assets, cash [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	1.00%	1.00%
Plan assets percentage, unrated	1.00%
Plan assets percentage	1.00%
Plan assets, others [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	29.00%	29.00%
Plan assets percentage, unrated	29.00%	29.00%
Plan assets percentage	29.00%	29.00%